Risk Management (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management
Total borrowings and financing (Note 18)	R$ 25,258,297	R$ 19,536,350	R$ 18,958,671	R$ 17,723,836
(-) Cash and cash equivalents (Note 7)	(1,682,606)	(838,484)
(-) Financial investments (Note 8)	(3,699,694)	(2,426,752)
Net debt	19,875,997	16,271,114
Total equity	36,928,054	29,857,376	R$ 27,333,533	R$ 24,931,859
Total (shareholders plus providers of capital)	R$ 56,804,051	R$ 46,128,490
Leverage ratio	35.00%	35.00%